SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash, FDIC Insured Amount	$ 250,000
Impairment of Intangible Assets, Finite-lived	37,000	18,000
Impairment of Long-Lived Assets to be Disposed of	896,000	268,000
Allowance for Doubtful Accounts Receivable, Current	16,000	0
Research and Development Expense, Total	5,468,000	4,806,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5.29	2.05
Stock Issued During Period Non Convertible Debt	1,000,000,000
Common Stock Held By Non Affiliates	700,000,000
Interest Payable, Current	42,000	42,000
Warranty Reserves [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Product Warranty Expense	$ 8,000	$ 0
Maximum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Patents And Licenses [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Patents And Licenses [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months